Related party transactions	12 Months Ended
Mar. 31, 2021
Related party transactions
Related party transactions
22.	Related party transactions

During the years ended March 31, 2019, 2020 and 2021, other than disclosed elsewhere, the Company had the following material related party transactions:

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2019	2020	2021

	(in millions of RMB)
Amounts earned by the Company
Cloud computing revenue (i)	761	1,872	3,916
Administrative and support services (i)	1,017	1,224	1,208
Annual fee for SME loan business (ii)	954	954	954
Profit Share Payments (iii)	517	3,835	—
Marketplace software technology services fee and other amounts earned (i)	1,489	2,075	2,427
	4,738	9,960	8,505

Amounts incurred by the Company
Payment processing and escrow services fee (iv)	8,252	8,723	10,598
Other amounts incurred (i)	1,328	2,743	4,509
	9,580	11,466	15,107

(i)	The Company has other commercial arrangements and cost sharing arrangements with Ant Group and its affiliates on various sales and marketing, cloud computing, and other administrative and support services.
(ii)	Pursuant to the SAPA, the Company entered into software system use and service agreements with Ant Group in 2014, under which the Company would receive annual fees for SME loan business for a term of seven years. In calendar years 2018 to 2021, the Company received or will receive annual fees equal to the amount received in calendar year 2017, which was equal to 2.5% of the average daily balance of the SME loans made by Ant Group and its affiliates during that year.
(iii)	In 2014, the Company entered into the 2014 IPLA with Ant Group. Under the 2014 IPLA, the Company received the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Group, subject to certain adjustments. Upon the receipt of 33% equity interest in Ant Group in September 2019, the Company entered into the Amended IPLA and terminated the 2014 IPLA, and the Profit Share Payments arrangement was terminated (Note 4(n)). Profit Share Payments were recorded in other income, net in the consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Ant Group.
(iv)	The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.

As of March 31, 2020 and 2021, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB6,486 million and RMB6,831 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

22.	Related party transactions (Continued)

Transactions with other investees

The Company has commercial arrangements with certain investees of the Company related to cloud computing services. In connection with these services provided by the Company, RMB1,111 million, RMB1,548 million and RMB2,411 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2019, 2020 and 2021, respectively.

The Company has commercial arrangements with certain investees of the Company related to marketing services. In connection with these services provided to the Company, RMB907 million, RMB1,146 million and RMB1,394 million were recorded in cost of revenue and sales and marketing expenses in the consolidated income statements for the years ended March 31, 2019, 2020 and 2021, respectively.

The Company has commercial arrangements with certain investees of the Company related to logistics services. In connection with these services provided by the Company, RMB261 million, RMB1,400 million and RMB1,732 million were recorded in revenue in the consolidated income statements for the years ended March 31, 2019, 2020 and 2021, respectively. Costs and expenses incurred in connection with these services provided to the Company of RMB12,933 million, RMB8,265 million and RMB11,068 million were recorded in the consolidated income statements for the same periods, respectively.

The Company has extended loans to certain investees for working capital and other uses in conjunction with the Company’s investments. As of March 31, 2020 and 2021, the aggregate outstanding balance of these loans was RMB4,352 million and RMB2,824 million, respectively, with remaining terms of up to six years and interest rates of up to 6% per annum as of March 31, 2020, and remaining terms of up to five years and interest rates of up to 10% per annum as of March 31, 2021.

The Company provided a guarantee for a term loan facility of HK$7.7 billion in favor of Hong Kong Cingleot Investment Management Limited (“Cingleot”), a company that is partially owned by Cainiao Network, in connection with a logistics center development project at the Hong Kong International Airport. As of March 31, 2021, HK$943 million was drawn down by Cingleot under this facility.

Other transactions

The Company’s ecosystem offers different platforms on which different enterprises operate and the Company believes that all transactions on the Company’s platforms are conducted on terms obtained in arm’s length transactions with similar unrelated parties.

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Company has commercial arrangements with SoftBank, other investees and other related parties to provide and receive certain marketing, cloud computing and other services and products. The amounts relating to these services provided and received represent less than 1% of the Company’s revenue and total costs and expenses, respectively, for the years ended March 31, 2019, 2020 and 2021.

In addition, the Company has made certain acquisitions and equity investments together with related parties from time to time during the years ended March 31, 2019, 2020 and 2021. The agreements for acquisitions and equity investments were entered into by the parties involved and conducted on fair value basis. The significant acquisitions and equity investments together with related parties are included in Note 4.